Mineral Stream Interests - Schedule of Mineral Stream Interests (Parenthetical) (Detail) - Accumulated impairment [member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	$ 120	$ 120
Gold interests [member] | 777 [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	151	151
Silver interests [member] | Keno Hill [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	11	11
Silver interests [member] | Pascua-Lama [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	338	338
Silver interests [member] | 777 [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	64	$ 64
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	$ 166